Needham Growth Fund
Retail Class NEEGX
Needham Aggressive Growth Fund
Retail Class NEAGX
Needham Small Cap Growth Fund
Retail Class NESGX

Supplement dated February 3, 2017 to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for The Needham Funds, Inc. (the “Company”), dated May 1, 2016.

PROSPECTUS

Summary Section - Needham Growth Fund (the “Growth Fund”)

The table located under the heading “Fees and Expenses of the Growth Fund” on page 1 is replaced with the following table:

Retail Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed) on Shares Held 60 Days or Less	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.23%
All Remaining Other Expenses	0.32%
Total Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.07%

The paragraph under the heading “Principal Investment Strategies” on page 2 is replaced with the following:

Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. The Growth Fund may engage in short sales.  The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.

Under the heading “Principal Investment Risks” on page 2, the third and fourth sentences of Stock Investing and Market Risks are now in a separate risk factor titled Growth Investing Risks.

The following risk factor is added under the heading “Principal Investment Risks” on page 2:

Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

The first sentence in the paragraph under the heading “Portfolio Managers” on page 4 is replaced with the following:

The co-portfolio managers of the Growth Fund are John O. Barr and Chris Retzler, who are jointly and primarily responsible for the day-to-day management of the Fund.

Summary Section - Needham Aggressive Growth Fund (the “Aggressive Growth Fund”)

The table located under the heading “Fees and Expenses of the Aggressive Growth Fund” on page 5 is replaced with the following table:
Retail Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed) on Shares Held 60 Days or Less	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.48%
All Remaining Other Expenses	0.44%
Total Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver/Expense Reimbursement (or Recoupment)(a)	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (or Recoupment)	2.43%

(a)
Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Aggressive Growth Fund through April 30, 2017 to the extent Total Annual Fund Operating Expenses exceed 1.95% of the average daily net assets of Retail Class shares of the Aggressive Growth Fund  (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds,” extraordinary items, and shareholder redemption fees but includes the management fee.

The paragraph under the heading “Principal Investment Strategies” on page 6 is replaced with the following:

Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. Although the Aggressive Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Fund’s assets among the various sectors may change at any time. The Aggressive Growth Fund may engage in short sales.  The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security.

Under the heading “Principal Investment Risks” on page 6, the third and fourth sentences of Stock Investing and Market Risks are now in a separate risk factor titled Growth Investing Risks.

The following risk factor is added under the heading “Principal Investment Risks” on page 6:

Market Capitalization Risks. To the extent the Aggressive Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Summary Section - Needham Small Cap Growth Fund (the “Small Cap Growth Fund”)

The table located under the heading “Fees and Expenses of the Small Cap Growth Fund” on page 9 is replaced with the following table:

Retail Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on

Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed) on Shares Held 60 Days or Less	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.11%
All Remaining Other Expenses	0.64%
Total Other Expenses	0.75%
Total Annual Fund Operating Expenses	2.25%
Fee Waiver/Expense Reimbursement (or Recoupment)(a)	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (or Recoupment)	2.05%

(a)
Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Small Cap Growth Fund through April 30, 2017 to the extent Total Annual Fund Operating Expenses exceed 1.95% of the average daily net assets of Retail Class shares of the Small Cap Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company’s Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Small Cap Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds,” extraordinary items, and shareholder redemption fees but includes the management fee.

The paragraph under the heading “Principal Investment Strategies” on page 10 is replaced with the following:

Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $5 billion at the time of investment. The Small Cap Growth Fund may continue to hold securities of an issuer if, after the time of the Small Cap Growth Fund’s investment, the issuer’s market capitalization exceeds $5 billion. Although there is no minimum limitation, the market capitalization range of the Small Cap Growth Fund’s investments at the time of investment will typically fall within the range of the companies listed on the Russell 2000® Index, which as of May 27, 2016 consists of securities with market capitalizations between $133 million and $3.86 billion.

The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Small Cap Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies. Although the Small Cap Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Small Cap Growth Fund’s assets among the various sectors may change at any time. The Small Cap Growth Fund may engage in short sales.  The Small Cap Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Small Cap Growth Fund replaces the borrowed security.

The “High Portfolio Turnover Risks” paragraph under the heading “Principal Investment Risks” on page 10 is deleted.

The table showing the Needham Small Cap Growth Fund’s average annual total returns for the periods ended December 31, 2015 is amended so that the Russell 2000® Index is the first listed index in order to clarify that it is the Fund’s primary benchmark.

Investment Objectives, Strategies, Policies and Risks - Growth Fund

The third sentence in the paragraph beginning “Under normal conditions…” on page 13 is deleted.

Investment Objectives, Strategies, Policies and Risks - Aggressive Growth Fund

The fourth sentence in the paragraph beginning “Under normal conditions…” on page 15 is deleted.

Investment Objectives, Strategies, Policies and Risks - Small Cap Growth Fund

The second sentence in the paragraph beginning “Under normal conditions…” on page 16 is deleted.

Principal Investment Strategies - All Funds

The “Defensive Positions” paragraph on page 17 is deleted.

Other Investment Strategies - All Funds

The name of this section is changed to “Non-Principal Investment Strategies - All Funds.”

The third paragraph of this section on page 18 is replaced with the following:

The Funds will seek to reduce their risks with in-depth fundamental analysis, a focused assessment of risk versus return, a view for the catalyst in the individual stock and reliable monitoring of positions to be responsive to changes in industry and market fundamentals. The Funds will also attempt to reduce their risk by taking short positions in companies where they believe market fundamentals have been exceeded, as well as by the use of options to hedge positions.

The balance of each Fund’s assets may be invested in other securities, including other domestic and foreign equity securities, and common stock equivalents (mainly securities exchangeable for common stock).

Furthermore, each Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Funds’ investment objectives and policies, the Adviser may make changes to the Funds whenever it considers market, economic or political conditions to be unfavorable for profitable investing or it believes that doing so is in the best interest of the Funds. To the extent a Fund takes a defensive position, it may not achieve its investment objective.

Principal Risk Factors

The following risk factors are added following “Focus Risks” on page 19:

Growth Investing Risks. The Funds invest in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Market Capitalization Risks (Growth Fund and Aggressive Growth Fund only). To the extent a Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small and mid cap companies, larger companies may be less responsive to changes and opportunities affecting their business. To the extent a Fund invests in small and mid cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger companies. The shares of smaller companies tend to trade less frequently than those of larger companies, which can adversely affect the pricing of these securities and a Fund’s ability to sell these securities.

The “High Portfolio Turnover Risks” paragraph is deleted from page 20.

Other Risk Factors - All Funds

The name of this section is changed to “Non-Principal Risk Factors - All Funds.”

Net Asset Value

The seventh sentence of the first paragraph is replaced with the following:

The determination of NAV for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), before the time at which NAV is determined on that day.

How to Purchase Shares

The following is added as the first paragraph of this section:

The Funds currently offer two classes of shares: Institutional Class shares (offered in a separate Prospectus) and Retail Class shares. Please see the Institutional Class shares’ Prospectus for information regarding that Class.

The first sentence of the seventh paragraph on page 25 is replaced with the following:

All shares will be purchased at the NAV per share next determined after receipt of your application in good order. “Good order” means that your purchase request includes:

•	Fund name and account number;
•	Amount of the transaction (in dollars or shares);
•	A completed account application or investment stub;
•
Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with the Transfer Agent;

•	Any supporting legal documentation that may be required; and
•	When opening a new account, a check payable to Needham Funds.

The first paragraph under the heading “How to Purchase Shares - Exchanges” is replaced with the following:

You may exchange some or all of your shares in any Fund for the same class of shares of any other Funds of The Needham Funds, Inc.

The following section is added following the “How to Purchase Shares - Exchanges” section on page 26:

Conversions

You may be able to convert your shares of one class of a Fund into shares of another class of the same Fund, provided certain conditions are met, such as meeting the applicable eligibility requirements for investment into the new share class.

If you wish to convert your shares of one class of a Fund into shares of another class of the Fund, you must contact the Fund at 1-800-625-7071. The conversion will be effected on the basis of the relative net asset values of the two classes as of the conversion date without the imposition of any fee or other charges by a Fund.  Please contact your financial intermediary about any fees that it may charge. A conversion of shares of one class of a Fund into shares of another class of a Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

The second sentence of the first paragraph under the heading “How to Purchase Shares – Anti-Money Laundering Compliance” on page 27 is replaced with the following:

Consequently, in compliance with the USA PATRIOT Act of 2001, the AML Entities may request additional information from you to verify your identity and source of funds.

How to Redeem Shares

The last paragraph on page 27 and the first two paragraphs on page 28 are replaced with the following:

Upon receipt of a redemption request in good order, your shares will be redeemed at the next determined NAV. If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected. This may take up to twelve (12) calendar days from the purchase date.

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by USBFS. If payment of liquidation proceeds is to be made by wire transfer to a predetermined bank account, a $15.00 wire fee will be applied. Investors may also have proceeds sent via electronic funds transfer through the ACH network, to a previously designated bank account. There is no charge to have proceeds sent via the ACH system and credit is available within 2-3 days.

Your written redemption request will be considered to have been received in “good order” if it includes:

• The shareholder’s name;
• The name of the Fund;
• The account number;
• The share or dollar amount to be redeemed; and
• The signatures of all registered shareholders with signature guarantees, if applicable.

Tax Status, Dividends and Distributions

The first sentence of the second paragraph on page 31 is replaced with the following:

Shareholders may change this election at any time by notifying the Transfer Agent by telephone or in writing at least five days prior to the record date of the distribution.

The first sentence of the third paragraph on page 31 is replaced with the following:

The Funds are required to withhold as “backup withholding” 28% of distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number and certain required certifications or who are otherwise subject to backup withholding.

SAI

Effective immediately, within the SAI, the fourth paragraph of the “Description of the Funds and Investment Objectives and Policies” section is replaced with the following:

In addition to the principal investment strategies and techniques and the principal risks of the Funds described in the Prospectus, the Funds may utilize other non-principal investment techniques and may be subject to the additional risks which are described below.

*   *   *   *   *
You should read this Supplement in conjunction with the Prospectus and SAI for The Needham Funds, Inc., as dated May 1, 2016 and supplemented from time to time.  These documents provide information that you should know about The Needham Funds, Inc. before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Company at 1-800-625-7071.

Please retain this Supplement for future reference.